LONG-TERM DEBT (2010 Senior Notes) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	May 17, 2010 2010 Senior Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member]	Dec. 31, 2011 2010 Senior Notes [Member]	Oct. 31, 2012 2010 Senior Notes [Member] Proposed Amendments [Member]	Mar. 28, 2013 2010 Senior Notes [Member] Tender Offer [Member]	Feb. 26, 2013 2010 Senior Notes [Member] Tender Offer [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal			98.671%
Maturity date			May 15, 2018
Interest rate per annum			10.25%
Debt issuance discount			$ 7,974	$ 6,033	$ 6,834
Debt underwriting commissions and other expenses			14,960
Net proceeds from issuance of 2010 Senior Notes			577,066
Proceeds used for prepayment of debt under the City of Dreams Project Facility according to Amendment Agreement			444,066
Balance of proceeds deposited to bank			133,000
Costs capitalized as deferred finance costs			14,585			14,795
Redemption price percentage after May 15, 2014			105.125%
Redemption price percentage after May 15, 2015			102.563%
Redemption price percentage after May 15, 2016 and thereafter			100.00%
Maximum redeemable percentage of principal prior to May 15, 2013 for partial redemption			35.00%
Redemption price percentage prior to May 15, 2013 for partial redemption			110.25%
Redemption price percentage prior to May 15, 2013 for full redemption			100.00%
Net assets restricted from distribution				2,500,000	2,018,000
Additional restricted payments for funding Studio City project.						400,000
Costs associated with debt modification	3,277	3,310				3,277
Aggregate principal amount tendered								599,135
Remaining outstanding aggregate principal amount redeemed							$ 865